REVENUES (Schedule of total revenues by geographical location) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 52,938	$ 43,104	$ 94,085	$ 85,246
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	15,329	12,463	29,235	25,187
Product [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	10,435	6,695	20,030	14,676
Product [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	327	891	1,121	1,733
Product [Member] | Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,548	2,523	4,051	4,294
Product [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,019	2,354	4,033	4,484
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	37,609	30,641	64,850	60,059
Service [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	27,090	20,680	43,971	41,401
Service [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	7,759	4,507	12,106	7,985
Service [Member] | Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,350	1,670	3,160	3,273
Service [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 1,410	$ 3,784	$ 5,613	$ 7,400